Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Fair Value of Stock Option Awards on the Grant Date Using the Black-Scholes Option Valuation Model
The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Fair value of common stock	$10.36	$6.14	$9.07	$5.77
Expected term (years)	6.0	6.0	6.0	6.0
Expected volatility	76.7%	69.5%	75.2%	69.1%
Risk-free interest rate	0.37%	1.89%	0.66%	2.40%
Expected annual dividend yield	0%	0%	0%	0%

The following table presents, on a weighted-average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted:

	YEAR ENDED DECEMBER 31,
	2018	2019

Fair value of common stock	$4.65	$6.49
Expected term (years)	6.0	6.0
Expected volatility	66.5%	69.3%
Risk-free interest rate	3.00%	2.15%
Expected annual dividend yield	0%	0%

Summary of Stock Option Activity
The following table summarizes the Company’s stock option activity since December 31, 2019:

	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM	INTRINSIC VALUE
			(in years)	(in thousands)
Outstanding at December 31, 2019	3,139,649	$4.20	8.69	$11,303
Granted	1,157,893	9.08
Exercised	(22,974)	1.93
Forfeited or canceled	(530,117)	4.62

Outstanding at September 30, 2020	3,744,451	$5.67	7.88	$20,620

Vested and expected to vest at December 31, 2019	3,139,649	$4.20	8.69	$11,303
Vested and expected to vest at September 30, 2020	3,744,451	$5.67	7.88	$20,620
Options exercisable at December 31, 2019	870,219	$2.94	7.68	$4,235
Options exercisable at September 30, 2020	1,486,775	$3.69	6.08	$11,132

The following table summarizes the Company’s stock option activity since December 31, 2018:

	NUMBER OF SHARES	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL TERM	INTRINSIC VALUE
			(in years)	(in thousands)
Outstanding at December 31, 2018	2,013,769	$3.42	9.00	$3,595
Granted	1,340,467	5.14
Exercised	(46,259)	1.84
Forfeited or canceled	(168,328)	3.09

Outstanding at December 31, 2019	3,139,649	$4.20	8.69	$11,303

Vested and expected to vest at December 31, 2019	3,139,649	$4.20	8.69	$11,303
Options exercisable at December 31, 2019	870,219	$2.94	7.68	$4,235

Summary of Restricted Common Stock
The following table summarizes the Company’s restricted stock award activity since December 31, 2018:

	NUMBER OF SHARES	WEIGHTED- AVERAGE GRANT-DATE FAIR VALUE
Unvested at December 31, 2018	25,880	$1.16
Vested	(25,880)	1.16

Unvested at December 31, 2019	—	$—

Summary of Stock-Based Compensation Expense
Stock-based compensation expense related to stock options and restricted stock awards was classified in the consolidated statements of operations as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Research and development expenses	$296	$174	$811	$525
General and administrative expenses	500	317	1,436	936

	$796	$491	$2,247	$1,461

Stock-based compensation expense related to stock options and restricted stock awards was classified in the consolidated statements of operations as follows (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019

Research and development expenses	$112	$718
General and administrative expenses	478	1,390

	$590	$2,108